Earnings per share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings per share
Earnings per share

The computation of basic earnings per share (“EPS”) is based on the weighted average number of shares outstanding during the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(In US$ millions)	2014	2013	2012

Net income attributable to the parent	3,979	2,653	1,108
Less: Allocation to participating securities	(6)	—	—
Net income available to stockholders	3,973	2,653	1,108
Effect of dilution	117	38	37
Diluted net income available to stockholders	4,090	2,691	1,145

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(In US$ millions)	2014	2013	2012
Basic earnings per share:
Weighted average number of common shares outstanding	478	469	469
Diluted earnings per share:
Effect of dilutive convertible bonds	14	22	20
Effect of dilutive share options	1	1	1
Weighted average number of common shares outstanding adjusted for the effects of dilution	493	492	490

(In US$)	2014	2013	2012

Basic Earnings per share	8.32	5.66	2.37
Diluted earnings per share	8.30	5.47	2.34